UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-736- ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______25________

Form 13F Information Table Value Total: __$105526_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    11932 348088.000 SH     Sole	        348088.000
CIA Saneamento Basico(SBS)      COM		20441A102     8696 114635.000 SH     Sole               114635.000
California Water Service Group  COM		207797200     9277 502252.000 SH     Sole               502252.000
Itron, Inc (ITRI)               COM             465741106     6370 154461.000 SH     Sole               154461.000
SJW Corp (SJW)                  COM             784305104     6917 288106.000 SH     Sole               288106.000
Flowserve Corp (FLS)            COM             34354P105     6013  52400.000 SH     Sole    		 52400.000
Xylem, Inc. (XYL)               COM             98419M100     5199 206540.000 SH     Sole               206540.000
Aqua America, Inc (WTR)         COM             03836W103     6183 247700.000 SH     Sole		247700.000
Tetra Tech, Inc. (TTEK)         COM             88162G103     5373 206030.000 SH     Sole		206030.000
Ashland Inc (ASH)               COM		044209104     5373  79790.000 SH     Sole                79790.000
Aegion Inc (AEGN)               COM             00770F104     4524 252893.000 SH     Sole               252893.000
Consolidated Water Company(CWCO)COM             G23773107     4591 553748.000 SH     Sole               553748.000
Mueller Industries, Inc(MLI)	COM		624756102     3827  89850.000 SH     Sole		 89850.000
Pentair Inc (PNR)		COM		709631105     5357 139930.000 SH     Sole		139930.000
Layne Christensen Co. (LAYN)    COM             521050104     2916 140926.000 SH     Sole               140926.000
Connecticut Water Service, Inc  COM		207797101     3087 106514.000 SH     Sole		106514.000
Artesian Resources Corp.(ARTNA) COM		043113208     3231 149980.000 SH     Sole               149980.000
Badger Meter, Inc. (BMI)        COM             056525108     1590  42352.000 SH     Sole                42352.000
American States Water Co. (AWR) COM             029899101      688  17380.000 SH     Sole                17380.000
Powershares Global Water (PIO)  COM             73936T623      285  17280.000 SH     Sole                17280.000
Guangdong Investment Ltd(GGDVY) COM		400654208      259   7110.000 SH     Sole                 7110.000
Kubota Corp Spons ADR (KUB)     COM             501173207      242   5255.000 SH     Sole                 5255.000
Watts Water Technoligies (WTS)  COM		942749102     2954  88615.000 SH     Sole		 88615.000
Suez Environment ADR (SZEVY)    COM		864691100      195  36480.000 SH     Sole                36480.000
Kurita Water Industires (KTWIF) COM             J37221116      290  12550.000 SH     Sole                12550.000